Weighted Average Asset Allocation by Asset Category (Detail)	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
2012 Target Allocation	100.00%
Actual Allocation	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
2012 Target Allocation	52.40%
Actual Allocation	52.40%	46.00%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
2012 Target Allocation	37.60%
Actual Allocation	37.50%	21.00%
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
2012 Target Allocation	8.30%
Actual Allocation	8.30%	7.00%
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
2012 Target Allocation	1.70%
Actual Allocation	1.80%	26.00%